Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies Disclosure [Line Items]
Accounts receivable, provision for doubtful accounts	$ 0	$ 0
Impairment	$ 0	0	$ 104,395
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration	Asset Impairment Charges
Restricted cash, non-current	$ 21,000,000	16,500,000	20,000,000
Vessels' net book value	949,616,000	643,450,000	716,178,000
Direct Operating Costs	$ 6,942,000	5,570,000	13,525,000
Time period for measurement of time charter rate, input for calculation of vessel impairments	10 years
Provision for Doubtful Accounts	$ 133,000	300,000
Diana Wilhelmsen Management Limited [Member]
Accounting Policies Disclosure [Line Items]
Provision for Doubtful Accounts	$ 0	300,000	0
Building [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	55 years
Property and equipment, residual value	$ 0
Impairment	$ 0	$ 0	$ 0
Furniture [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	P5Y
Office Equipment [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	P5Y
Vehicles [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	P5Y
Car [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	P10Y
Computer Software and Hardware [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	P3Y
Vessels [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	25 years